Investments (Rollforward of Credit Loss Component of OTTI Losses Recognized in Income) (Details) (KRW) In Millions	12 Months Ended
Dec. 31, 2010
Investments
Balance, beginning of period	71,441
Credit impairment recognized in earnings on securities	2,416
Reductions due to sales of credit impaired securities sold or matured	(10,070)
Balance, end of period	63,787